Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated June 25, 2021 to the
		Statutory Prospectus Dated May 1, 2021The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, (the “Prospectus”). You should read this Supplement together with the Prospectus.International Equity Portfolio – Average Annual Total Return Table UpdateThe Average Annual Total Return table set forth in the Summary Prospectus for the International Equity Portfolio is amended to change the reference related to an additional market index from the Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average to the Lipper® Variable Insurance Products (VIP)International Large Cap Value Funds Average. In order to effectuate this update, the current table is deleted and replaced with the following:Average Annual Total Return(for periods ended December 31, 2020)1 Yr5 Yr10 YrInternational Equity Portfolio-2.71%3.12%3.26%MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.65%8.93%4.92%MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes)11.13%9.44%5.40%MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)7.82%7.45%5.51%Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average0.77%4.62%3.67%[1]With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.
International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.Supplement Dated June 25, 2021 to the
		Statutory Prospectus Dated May 1, 2021The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, (the “Prospectus”). You should read this Supplement together with the Prospectus.International Equity Portfolio – Average Annual Total Return Table UpdateThe Average Annual Total Return table set forth in the Summary Prospectus for the International Equity Portfolio is amended to change the reference related to an additional market index from the Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average to the Lipper® Variable Insurance Products (VIP)International Large Cap Value Funds Average. In order to effectuate this update, the current table is deleted and replaced with the following:Average Annual Total Return(for periods ended December 31, 2020)1 Yr5 Yr10 YrInternational Equity Portfolio-2.71%3.12%3.26%MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.65%8.93%4.92%MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes)11.13%9.44%5.40%MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)7.82%7.45%5.51%Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average0.77%4.62%3.67%[1]With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return(for periods ended December 31, 2020)
International Equity Portfolio | International Equity Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.71%)
5 Yr	rr_AverageAnnualReturnYear05	3.12%
10 Yr	rr_AverageAnnualReturnYear10	3.26%
International Equity Portfolio | MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	10.65%
5 Yr	rr_AverageAnnualReturnYear05	8.93%
10 Yr	rr_AverageAnnualReturnYear10	4.92%
International Equity Portfolio | MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.13%
5 Yr	rr_AverageAnnualReturnYear05	9.44%
10 Yr	rr_AverageAnnualReturnYear10	5.40%
International Equity Portfolio | MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.82%
5 Yr	rr_AverageAnnualReturnYear05	7.45%
10 Yr	rr_AverageAnnualReturnYear10	5.51%
International Equity Portfolio | Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.77%
5 Yr	rr_AverageAnnualReturnYear05	4.62%
10 Yr	rr_AverageAnnualReturnYear10	3.67%